FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Schedule of financial assets at fair value through other comprehensive income

	December 31,
	2020	2021
	RMB	RMB

Non-current assets
Unlisted equity instruments	1,376	588
Listed equity instruments	149	179

Current assets
Trade accounts receivable and bills receivable (i)	8,735	5,939
	10,260	6,706

Note:

(i)	As at December 31, 2020 and 2021, bills receivable and certain trade accounts receivable were classified as financial assets at FVOCI, as the Group's business model is achieved both by collecting contractual cash flows and selling of these assets.